Consolidated Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 23,759	$ 25,887
Less: accumulated depreciation and amortization	(11,055)	(10,248)
Property and equipment, net	12,704	15,639
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,202	6,592
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,925	2,593
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,632	$ 16,702